Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 01, 2014 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 01, 2015 CNY (¥)	Mar. 01, 2014 CNY (¥)	Aug. 13, 2012 CNY (¥)
Consolidated variable interest entities and VIE's subsidiaries
Variable Interest Entities
Registered capital		¥ 52,500
Exclusive technology license and service agreements
Variable Interest Entities
Automatic extension period for the agreement except by mutual agreement and upon early termination		10 years
Loan agreements with shareholders of VIE | Shanghai HQS
Variable Interest Entities
Interest free loan granted to shareholders of VIE	$ 1,200			¥ 9,000
Loan agreements with shareholders of VIE | Beijing HQS
Variable Interest Entities
Interest free loan granted to shareholders of VIE				1,000
Loan agreements with shareholders of VIE | Xique
Variable Interest Entities
Interest free loan granted to shareholders of VIE				¥ 1,000
Loan agreements with shareholders of VIE | Beijing Aizhenxin
Variable Interest Entities
Interest free loan granted to shareholders of VIE					¥ 20,000
Loan agreements with shareholders of VIE | Beijing Youyue Hudong
Variable Interest Entities
Interest free loan granted to shareholders of VIE			¥ 1,000
Voting rights entrustment agreements
Variable Interest Entities
Automatic extension period for the agreement except by mutual agreement and upon early termination		10 years
Cooperative operation agreements | Shanghai HQS and Jiayuan Shanghai Center
Variable Interest Entities
Automatic extension period for the agreement except by mutual agreement and upon early termination	10 years